                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 June 30, 2004
                                  (Unaudited)

           Number
           of
           Shares Description                            Market Value
           ------ -----------                            ------------

                  Common Stocks:                  98.08%

                  Banking:                         9.55%
            2,200 Bank America                           $   186,164
            2,100 HSBC Holdings ADR                          157,311
            1,730 National Australia Bank ADR                180,370
            3,550 State Street Corp.                         174,092
            2,900 Wells Fargo & Co.                          165,967
                                                         -----------
                                                             863,904
                                                         -----------

                  Beverages:                       2.18%
            3,650 Pepsico Inc.                               196,662
                                                         -----------

                  Computer and Peripherals:        5.03%
            5,450 Cisco Systems, Inc.*                       129,165
            4,750 Dell Computer*                             170,145
           13,600 EMC Corp Mass*                             155,040
                                                         -----------
                                                             454,350
                                                         -----------

                  Computer Software/Services:      5.84%
            4,000 1st Data Corp                              178,080
            4,000 Automatic Data Processing, Inc.            167,520
            6,400 Microsoft Corp.*                           182,784
                                                         -----------
                                                             528,384
                                                         -----------

                  Drug and Medical:               11.08%
            4,000 Abbott Laboratories                        163,040
            3,300 Amgen, Inc.*                               180,081
            3,200 Johnson & Johnson                          178,240
            3,500 Medtronic Inc.                             170,520
            3,200 Merck                                      152,000
            4,600 Pfizer Inc.                                157,688
                                                         -----------
                                                           1,001,569
                                                         -----------

CSI Equity Portfolio

         Number
         of
         Shares Description                               Market Value
         ------ -----------                               ------------

                Electronics/Equipment:              6.44%
         3,800  Canon Inc. ADR                            $   202,920
         2,850  Emerson Electric Co.                          181,117
         6,125  General Electric Corp.                        198,450
                                                          -----------
                                                              582,487
                                                          -----------

                Food:                               7.94%
         3,400  Diageo PLC ADR                                186,150
         9,800  Groupe Danone ADR                             171,892
         2,700  Nestle S.A. ADR                               180,014
         2,850  William Wrigley Jr. Company                   179,692
                                                          -----------
                                                              717,748
                                                          -----------

                Household:                          8.09%
           800  Kao Corporation ADR*                          192,824
         2,800  Kimberly-Clark Corp.                          184,464
         3,600  Proctor & Gamble                              195,984
         1,500  Toto Ltd.                                     157,815
                                                          -----------
                                                              731,087
                                                          -----------

                Insurance:                          2.03%
         2,570  American International Group, Inc.            183,190
                                                          -----------

                Manufacturing:                      3.76%
         3,750  Du Point EI                                   166,575
         1,900  United Technologies                           173,812
                                                          -----------
                                                              340,387
                                                          -----------

                Oil:                                8.79%
         3,800  BP PLC ADR                                    203,566
         2,900  Conocophillips                                221,241
         2,800  Schlumberger Ltd.                             177,828
         2,000  Total Fina ADR                                192,160
                                                          -----------
                                                              794,795
                                                          -----------

                Retail:                            10.50%
         4,300  Avon Products                                 198,402
         7,100  Borders Group Inc.                            166,424
         4,800  Costco Wholesale                              197,136
         4,700  CVS Corp.                                     197,494
         5,400  Home Depot Inc.                               190,080
                                                          -----------
                                                              949,536
                                                          -----------

CSI Equity Portfolio

          Number
          of
          Shares Description                              Market Value
          ------ -----------                              ------------

                 Semi-Conductors:                   4.16%
          7,000  Intel Corp.                               $  193,200
          8,300  STMicroelectronics                           182,683
                                                           ----------
                                                              375,883
                                                           ----------

                 Specialty Chemicals:               2.19%
          2,200  3M Company                                   198,022
                                                           ----------

                 Telecommunications:                1.83%
          7,500  Vodafone Airtouch Communications             165,750
                                                           ----------

                 Transportation:                    6.76%
          2,550  Fedex Corporation                            208,310
          2,550  Toyota Motor ADR                             208,131
          3,275  Union Pacific Corp.                          194,699
                                                           ----------
                                                              611,140
                                                           ----------

                 Utilities:                         1.91%
          2,700  FPL Group                                    172,665
                                                           ----------

                 Total Investments:
                 (Cost: $7,521,410)**              98.08%   8,867,559
                 Other assets, net                  1.92%     174,031
                                                  -------  ----------
                 Net Assets                       100.00%  $9,041,590
                                                  =======  ==========

 * Non-income producing
** Cost for Federal income tax purposes is $7,521,410 and net unrealized appreciation consists of:

Gross unrealized appreciation $1,442,410
Gross unrealized depreciation    (96,261)
                              ----------
Net unrealized appreciation   $1,346,149
                              ==========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

Assets
Investments at value (identified cost of $7,521,410) (Notes 1 & 3)                          $8,867,559
Cash                                                                                           165,330
  Receivables:
    Dividends                                                                       $14,617
    Fund shares sold                                                                  1,029
                                                                                    -------
                                                                                                15,646
  Other assets                                                                                   6,616
                                                                                            ----------
Total Assets                                                                                 9,055,151
                                                                                            ----------
Accrued Liabilities
  Accrued investment advisor fees                                                                2,068
  Accrued expenses                                                                              11,493
                                                                                            ----------
Total Liabilities                                                                               13,561
                                                                                            ----------
Net Assets                                                                                  $9,041,590
                                                                                            ==========
Net Asset Value, Offering and Redemption Price Per Share
 ($9,041,590 / 701,045 shares outstanding)                                                  $    12.90
                                                                                            ==========
At June 30, 2004 there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital                                                                             $7,530,370
Undistributed net investment income                                                             71,462
Accumulated realized losses on investments                                                      93,609
Net unrealized appreciation of investments                                                   1,346,149
                                                                                            ----------
Net Assets                                                                                  $9,041,590
                                                                                            ==========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

   Dividend Income
                                                                   $ 67,933
                                                                   --------
   Expenses
    Investment advisory fees (Note 2)                      $42,787
    Accounting fees                                          6,550
    Custody fees                                             7,872
    Administrative services                                  5,984
    Transfer agent fees (Note 2)                             6,020
    Legal and audit fees                                     5,014
    Insurance                                                1,529
    Shareholder services & reports                           1,443
    Registration                                               240
    Miscellaneous                                            3,107
                                                           -------
    Total expenses                                                   80,546
    Management fee waivers and expenses reimbursed                  (27,061)
                                                                   --------
   Net expenses                                                      53,485
                                                                   --------
   Net investment income                                             14,448
                                                                   --------
   Realized and Unrealized Gain on Investments:
    Net realized gain on investments                                 99,835
    Net increase in unrealized appreciation on investments          262,209
                                                                   --------
    Net gain on investments                                         362,044
                                                                   --------
    Net increase in net assets resulting from operations           $376,492
                                                                   ========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months Ended
                                                               June 30, 2004      Year Ended
                                                                (Unaudited)    December 31, 2003
                                                              ---------------- -----------------
OPERATIONS
 Net investment gain                                             $   14,448       $   14,922
 Net realized gain on investments                                    99,835           81,409
 Change in unrealized appreciation of investments                   262,209        1,113,379
                                                                 ----------       ----------
 Net increase in net assets resulting from operations               376,492        1,209,710
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.- and $.02 per share, respectively)            --           43,148
 Capital gains ($.- and $.05 per share, respectively)                    --            1,259
                                                                 ----------       ----------
                                                                         --           44,407
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share
  transactions*                                                     623,070        4,844,973
                                                                 ----------       ----------
 Net increase in net assets                                         999,562        6,010,276
 Net assets at beginning of period                                8,042,028        2,031,752
                                                                 ----------       ----------
NET ASSETS at the end of the period                              $9,041,590       $8,042,028
                                                                 ==========       ==========

* A summary of capital share transactions follows:

                              Six Months Ended
                               June 30, 2004          Year Ended
                                (Unaudited)       December 31, 2003
                            -------------------  -------------------
                             Shares     Value     Shares     Value
                            -------  ----------  -------  ----------
          Shares sold       128,372  $1,604,530  499,810  $5,421,647
          Shares reinvested      --          --    3,697      44,406
          Shares redeemed   (77,969)   (981,460) (57,528)   (621,080)
                            -------  ----------  -------  ----------
          Net increase       50,403  $  623,070  445,979  $4,844,973
                            =======  ==========  =======  ==========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              Six Months Ended
                                               June 30, 2004      Year Ended        Period Ended
                                                (Unaudited)    December 31, 2003 December 31, 2002*
                                              ---------------- ----------------- ------------------
Per Share Operating Performance
Net asset value, beginning of period               $12.36           $  9.93           $ 10.00
                                                   ------           -------           -------
Income from investment operations:
  Net investment income (loss)                       0.02              0.03             (0.00)/1/
  Net realized and unrealized gain (loss) on
   investments                                       0.52              2.47             (0.07)
                                                   ------           -------           -------
Total from investment operations                     0.54              2.50             (0.07)
                                                   ------           -------           -------
Less distributions:
  Distributions from net investment income             --             (0.02)               --
  Distributions from capital gains                     --             (0.05)               --
                                                   ------           -------           -------
Total distributions                                    --             (0.07)               --
                                                   ------           -------           -------
Net asset value, end of period                     $12.90           $ 12.36           $  9.93
                                                   ======           =======           =======

Total Return                                        4.35%            25.22%            (0.70%)
                                                   ======           =======           =======

Ratios/Supplemental Data
Net assets, end of period (000's)                  $9,042           $ 8,042           $ 2,032
Ratio to average net assets/(A)/:
  Expense ratio - net/(B)/                          1.25%**           1.25%             1.25%**
  Net investment income (loss)                      0.34%**           0.31%            (0.14%)**
Portfolio turnover rate                             8.27%            24.23%             1.29%

 * Commencement of operation was September 20, 2002.
** Annualized
/1   /Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.77% for the six months ended June 30, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a maternal change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

CSI Equity Portfolio

E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of .65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of .35% of the average daily net assets of the Fund. CSS received $5,984 for its services for the six months ended June 30, 2004.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through June 30, 2004. For the six months ended June 30, 2004, the Advisor waived fees of $33,017.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2004 was $186,302

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,020 for its services for the six months ended June 30, 2004.

Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CCM, CSS and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the Six months ended June 30, 2004, were $2,034,178 and $667,371, respectively.

CSI Equity Portfolio

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                     Six Months Ended
                                      June 30, 2004      Year Ended
                                       (Unaudited)    December 31, 2003
                                     ----------------------------------
        Ordinary income distribution      $  --            $43,148
        Long term capital gain
          distribution                       --              1,259
                                          -----            -------
        Total distributions               $  --            $44,407
                                          =====            =======

CSI Equity Portfolio

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                      Semi Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                           For the Six Months Ended
                                 June 30, 2004